Indebtedness (Activity) (Details)		1 Months Ended	12 Months Ended
	Oct. 12, 2019 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Oct. 31, 2017 USD ($)	Oct. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount			$ 3,105,626,000
Loss on debt extinguishment			0	$ 49,000	$ 27,099,000
Senior Notes | 3.25% Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount										$ 400,000,000
Stated interest rate										3.25%
Senior Notes | 5.5% Senior Note
Debt Instrument [Line Items]
Stated interest rate										5.50%
Repurchased face amount of debt										$ 300,000,000
Senior Notes | 6.625% Senior Note
Debt Instrument [Line Items]
Stated interest rate		6.625%
Repurchased face amount of debt		$ 296,500,000
Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 2,300,000,000
Medium-term Notes | 7.5% Medium Term Note
Debt Instrument [Line Items]
Stated interest rate		7.50%
Repurchased face amount of debt		$ 100,000,000.0
Mortgages | Mortgage Loan, 2.64%
Debt Instrument [Line Items]
Debt instrument, face amount | £							£ 129,500,000
Stated interest rate			2.64%				2.64%
Unsecured Debt
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 27,100,000
Revolving Credit Facility | Credit Facility Group Lenders
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 800,000,000
Revolving Credit Facility | Credit Facility Group Lenders | 2014 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 800,000,000
Revolving Credit Facility | Credit Facility Group Lenders | 2017 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									800,000,000
Commercial Paper | Credit Facility Group Lenders
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 100,000,000
Commercial Paper | Credit Facility Group Lenders | 2017 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									100,000,000
Credit Facilities | Working Capital Facility Lender
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 30,000,000
Credit Facilities | Working Capital Facility Lender | 2017 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 30,000,000
Subsequent Event | Senior Notes
Debt Instrument [Line Items]
Stated interest rate	4.75%
Loss on debt extinguishment	$ (9,000,000)
Subsequent Event | Senior Notes | 4.375% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 350,000,000
Stated interest rate						4.375%